Expense Example, No Redemption	Nov. 04, 2026 USD ($)
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Class III
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 113
Expense Example, No Redemption, 3 Years	248
Expense Example, No Redemption, 5 Years	394
Expense Example, No Redemption, 10 Years	820
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Class IV
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	108
Expense Example, No Redemption, 3 Years	232
Expense Example, No Redemption, 5 Years	367
Expense Example, No Redemption, 10 Years	760
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Class VI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	219
Expense Example, No Redemption, 5 Years	345
Expense Example, No Redemption, 10 Years	712
GMO Emerging Country Debt Shares Fund | GMO Emerging Country Debt Shares Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	118
Expense Example, No Redemption, 3 Years	531
GMO Emerging Country Debt Shares Fund | GMO Emerging Country Debt Shares Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	131
Expense Example, No Redemption, 3 Years	$ 571